Guarantees and Contingent Liabilities	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Guarantees and Contingent Liabilities

NOTE 23	Guarantees and Contingent Liabilities
Visa Restructuring and Card Association Litigation
 The Company’s payment services business issues credit and debit cards and acquires credit and debit card transactions through the Visa U.S.A. Inc. card association or its affiliates (collectively “Visa”). In 2007, Visa completed a restructuring and issued shares of Visa Inc. common stock to its financial institution members in contemplation of its initial public offering (“IPO”) completed in the first quarter of 2008 (the “Visa Reorganization”). As a part of the Visa Reorganization, the Company received its proportionate number of shares of Visa Inc. common stock, which were subsequently converted to Class B shares of Visa Inc. (“Class B shares”).
Visa U.S.A. Inc. (“Visa U.S.A.”) and MasterCard International (collectively, the “Card Brands”) are defendants in antitrust lawsuits challenging the practices of the Card Brands (the “Visa Litigation”). Visa U.S.A. member banks have a contingent obligation to indemnify Visa Inc. under the Visa U.S.A. bylaws (which were modified at the time of the restructuring in October 2007) for potential losses arising from the Visa Litigation. The indemnification by the Visa U.S.A. member banks has no specific maximum amount. Using proceeds from its IPO and through reductions to the conversion ratio applicable to the Class B shares held by Visa U.S.A. member banks, Visa Inc. has funded an escrow account for the benefit of member financial institutions to fund their indemnification obligations associated with the Visa Litigation. The receivable related to the escrow account is classified in other liabilities as a direct offset to the related Visa Litigation contingent liability.
In October 2012, Visa signed a settlement agreement to resolve class action claims associated with the multidistrict interchange litigation pending in the United States District Court for the Eastern District of New York (the “Multi-District Litigation”). The U.S. Court of Appeals for the Second Circuit reversed the approval of that settlement and remanded the matter to the district court. Thereafter, the case was split into two putative class actions, one seeking damages (the “Damages Action”) and a separate class action seeking injunctive relief only (the “Injunctive Action”). In September 2018, Visa signed a new settlement agreement, superseding the original settlement agreement, to resolve the Damages Action. The Damages Action settlement was approved by the United States District Court for the Eastern District of New York, but is now on appeal. The Injunctive Action, which generally seeks changes to Visa rules, is still pending.
Commitments to Extend Credit
Commitments to extend credit are legally binding and generally have fixed expiration dates or other termination clauses. The contractual amount represents the Company’s exposure to credit loss, in the event of default by the borrower. The Company manages this credit risk by using the same credit policies it applies to loans. Collateral is obtained to secure commitments based on management’s credit assessment of the borrower. The collateral may include marketable securities, receivables, inventory, equipment and real estate. Since the Company expects many of the commitments to expire without being drawn, total commitment amounts do not necessarily represent the Company’s future liquidity requirements. In addition, the commitments include consumer credit lines that are cancelable upon notification to the consumer.
The contract or notional amounts of unfunded commitments to extend credit at December 31, 2021, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate loans	$40,385	$118,879	$159,264
Corporate and purchasing card loans (a)	30,263	–	30,263
Residential mortgages	613	1	614
Retail credit card loans (a)	120,905	–	120,905
Other retail loans	14,924	22,905	37,829
Other	6,268	–	6,268
(a)	Primarily cancelable at the Company’s discretion.
Other Guarantees and Contingent Liabilities
The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2021:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$–	$57	$9,605
Third party borrowing arrangements	–	–	3
Securities lending indemnifications	9,074	–	8,807
Asset sales	–	84	7,229
Merchant processing	777	140	120,417
Tender option bond program guarantee	1,725	–	1,488
Other	–	21	1,398

Letters of Credit
Standby letters of credit are commitments the Company issues to guarantee the performance of a customer to a third party. The guarantees frequently support public and private borrowing arrangements, including commercial paper issuances, bond financings and other similar transactions. The Company also issues and confirms commercial letters of credit on behalf of customers to ensure payment or collection in connection with trade transactions. In the event of a customer’s or counterparty’s nonperformance, the Company’s credit loss exposure is similar to that in any extension of credit, up to the letter’s contractual amount. Management assesses the borrower’s credit to determine the necessary collateral, which may include marketable securities, receivables, inventory, equipment and real estate. Since the conditions requiring the Company to fund letters of credit may not occur, the Company expects its liquidity requirements to be less than the total outstanding commitments. The maximum potential future payments guaranteed by the Company under standby letter of credit arrangements at December 31, 2021, were approximately $9.6 billion with a weighted-average term of approximately 19 months. The estimated fair value of standby letters of credit was approximately $57 million at December 31, 2021.
The contract or notional amount of letters of credit at December 31, 2021, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$4,760	$4,845	$9,605
Commercial	889	22	911
Guarantees
Guarantees are contingent commitments issued by the Company to customers or other third parties. The Company’s guarantees primarily include parent guarantees related to subsidiaries’ third party borrowing arrangements; third party performance guarantees inherent in the Company’s business operations, such as indemnified securities lending programs and merchant charge-back guarantees; and indemnification or buy-back
provisions related to certain asset sales. For certain guarantees, the Company has recorded a liability related to the potential obligation, or has access to collateral to support the guarantee or through the exercise of other recourse provisions can offset some or all of the maximum potential future payments made under these guarantees.
Third Party Borrowing Arrangements
The Company provides guarantees to third parties as a part of certain subsidiaries’ borrowing arrangements. The maximum potential future payments guaranteed by the Company under these arrangements were approximately $3 million at December 31, 2021.
Commitments from Securities Lending
The Company participates in securities lending activities by acting as the customer’s agent involving the loan of securities. The Company indemnifies customers for the difference between the fair value of the securities lent and the fair value of the collateral received.
Cash collateralizes these transactions. The maximum potential future payments guaranteed by the Company under these arrangements were approximately $8.8 billion at December 31, 2021, and represent the fair value of the securities lent to third parties. At December 31, 2021, the Company held $9.1 billion of cash as collateral for these arrangements.
Asset Sales
The Company has provided guarantees to certain third parties in connection with the sale or syndication of certain assets, primarily loan portfolios and tax-advantaged
investments. These guarantees are generally in the form of asset buy-back
or make-whole provisions that are triggered upon a credit event or a change in the tax-qualifying
status of the related projects, as applicable, and remain in effect until the loans are collected or final tax credits are realized, respectively. The maximum potential future payments guaranteed by the Company under these arrangements were approximately $7.2 billion at December 31, 2021, and represented the proceeds received from the buyer or the guaranteed portion in these transactions where the buy-back
or make-whole provisions have not yet expired. At December 31, 2021, the Company had reserved $84 million for potential losses related to the sale or syndication of tax-advantaged
investments.
The maximum potential future payments do not include loan sales where the Company provides standard representation and warranties to the buyer against losses related to loan underwriting documentation defects that may have existed at the time of sale that generally are identified after the occurrence of a triggering event such as delinquency. For these types of loan sales, the maximum potential future payments is generally the unpaid principal balance of loans sold measured at the end of the current reporting period. Actual losses will be significantly less than the maximum exposure, as only a fraction of loans sold will have a representation and warranty breach, and any losses on repurchase would generally be mitigated by any collateral held against the loans.
The Company regularly sells loans to GSEs as part of its mortgage banking activities. The Company provides customary representations and warranties to GSEs in conjunction with these sales. These representations and warranties generally require the Company to repurchase assets if it is subsequently determined that a loan did not meet specified criteria, such as a documentation deficiency or rescission of mortgage insurance. If the Company is unable to cure or refute a repurchase request, the Company is generally obligated to repurchase the loan or otherwise reimburse the GSE for losses. At December 31, 2021, the Company had reserved $18 million for potential losses from representation and warranty obligations, compared with $19 million at December 31, 2020. The Company’s reserve reflects management’s best estimate of losses for representation and warranty obligations. The Company’s repurchase reserve is modeled at the loan level, taking into consideration the individual credit quality and borrower activity that has transpired since origination. The model applies credit quality and economic risk factors to derive a probability of default and potential repurchase that are based on the Company’s historical loss experience, and estimates loss severity based on expected collateral value. The Company also considers qualitative factors that may result in anticipated losses differing from historical loss trends.
As of December 31, 2021 and 2020, the Company had $19 million and $13 million, respectively, of unresolved representation and warranty claims from GSEs. The Company does not have a significant amount of unresolved claims from investors other than GSEs.
Merchant Processing
 The Company, through its subsidiaries, provides merchant processing services. Under the rules of credit card associations, a merchant processor retains a contingent liability for credit card transactions processed. This contingent liability arises in the event of a billing dispute between the merchant and a cardholder that is ultimately resolved in the cardholder’s favor. In this situation, the transaction is “charged-back” to the merchant and the disputed amount is credited or otherwise refunded to the cardholder. If the Company is unable to collect this amount from the merchant, it bears the loss for the amount of the refund paid to the cardholder.
A cardholder, through its issuing bank, generally has until the later of up to four months after the date the transaction is processed or the receipt of the product or service to present a charge-back to the Company as the merchant processor. The absolute maximum potential liability is estimated to be the total volume of credit card transactions that meet the associations’ requirements to be valid charge-back transactions at any given time. Management estimates that the maximum potential exposure for charge-backs would approximate the total amount of merchant transactions processed through the credit card associations for the last four months. For the last four months of 2021 this amount totaled approximately $120.4 billion. In most cases, this contingent liability is unlikely to arise, as most products and services are delivered when purchased and amounts are refunded when items are returned to merchants. However, where the product or service has been purchased but is not provided until a future date (“future delivery”), the potential for this contingent liability increases. To mitigate this risk, the Company may require the merchant to make an escrow deposit, place maximum volume limitations on future delivery transactions processed by the merchant at any point in time, or require various credit enhancements (including letters of credit and bank guarantees). Also, merchant processing contracts may include event triggers to provide the Company more financial and operational control in the event of financial deterioration of the merchant.
The Company currently processes card transactions in the United States, Canada and Europe through wholly-owned subsidiaries. In the event a merchant was unable to fulfill product or services subject to future delivery, such as airline tickets, the Company could become financially liable for refunding the purchase price of such products or services purchased through the credit card associations under the charge-back provisions. Charge-back risk related to these merchants is evaluated in a manner similar to credit risk assessments and, as such, merchant processing contracts contain various provisions to protect the Company in the event of default. At December 31, 2021, the value of airline tickets purchased to be delivered at a future date through card transactions processed by the Company was $7.6 billion. The Company held collateral of $598 million in escrow deposits, letters of credit and indemnities from financial institutions, and liens on various assets. In addition to specific collateral or other credit enhancements, the Company maintains a liability for its implied guarantees associated with future delivery. At December 31, 2021, the liability was $125 million primarily related to these airline processing arrangements.
In the normal course of business, the Company has unresolved charge-backs. The Company assesses the likelihood of its potential liability based on the extent and nature of unresolved charge-backs and its historical loss experience. At December 31, 2021, the Company held $177 million of merchant escrow deposits as collateral and had a recorded liability for potential losses of $15 million.
Tender Option Bond Program Guarantee
As discussed in Note 8, the Company sponsors a municipal bond securities tender option bond program and consolidates the program’s entities on its Consolidated Balance Sheet. The Company provides financial performance guarantees related to the program’s entities. At December 31, 2021, the Company guaranteed $1.5 billion of borrowings of the program’s entities, included on the Consolidated Balance Sheet in short-term borrowings. The Company also included on its Consolidated Balance Sheet the related $1.7 billion of available-for-sale
investment securities serving as collateral for this arrangement.
Other Guarantees and Commitments
As of December 31, 2021, the Company sponsored, and owned 100 percent of the common equity of, USB Capital IX, a wholly-owned unconsolidated trust, formed for the purpose of issuing redeemable Income Trust Securities (“ITS”) to third-party investors, originally investing the proceeds in junior subordinated debt securities (“Debentures”) issued by the Company and entering into stock purchase contracts to purchase the Company’s preferred stock in the future. As of December 31, 2021, all of the Debentures issued by the Company have either matured or been retired. Total assets of USB Capital IX were $682 million at December 31, 2021, consisting primarily of the Company’s Series A Preferred Stock. The Company’s obligations under the transaction documents, taken together, have the effect of providing a full and unconditional guarantee by the Company, on a junior subordinated basis, of the payment obligations of the trust to third-party investors totaling $681 million at December 31, 2021.
The Company has also made other financial performance guarantees and commitments primarily related to the operations of its subsidiaries. At December 31, 2021, the maximum potential future payments guaranteed or committed by the Company under these arrangements were approximately $717 million.
Litigation and Regulatory Matters
The Company is subject to various litigation and regulatory matters that arise in the ordinary course of its business. The Company establishes reserves for such matters when potential losses become probable and can be reasonably estimated. The Company believes the ultimate resolution of existing legal and regulatory matters will not have a material adverse effect on the financial condition, results of operations or cash flows of the Company. However, in light of the uncertainties inherent in these matters, it is possible that the ultimate resolution of one or more of these matters may have a material adverse effect on the Company’s results from operations for a particular period, and future changes in circumstances or additional information could result in additional accruals or resolution in excess of established accruals, which could adversely affect the Company’s results from operations, potentially materially.
Residential Mortgage-Backed Securities Litigation
Starting in 2011, the Company and other large financial institutions have been sued in their capacity as trustee for residential mortgage–backed securities trusts. In the lawsuits brought against the Company, the investors allege that the Company’s banking subsidiary, U.S. Bank National Association (“U.S. Bank”), as trustee caused them to incur substantial losses by failing to enforce loan repurchase obligations and failing to abide by appropriate standards of care after events of default allegedly occurred. The plaintiffs in these matters seek monetary damages in unspecified amounts and most also seek equitable relief.
Regulatory Matters
The Company is continually subject to examinations, inquiries and investigations in areas of heightened regulatory scrutiny, such as compliance, risk management, third-party risk management and consumer protection. For example, the Consumer Financial Protection Bureau (“CFPB”) is investigating certain of the Company’s consumer sales practices, and the Company has responded and continues to respond to the CFPB. The Company is cooperating fully with all pending examinations, inquiries and investigations, any of which could lead to administrative or legal proceedings or settlements. Remedies in these proceedings or settlements may include fines, penalties, restitution or alterations in the Company’s business practices (which may increase the Company’s operating expenses and decrease its revenue).
Outlook
Due to their complex nature, it can be years before litigation and regulatory matters are resolved. The Company may be unable to develop an estimate or range of loss where matters are in early stages, there are significant factual or legal issues to be resolved, damages are unspecified or uncertain, or there is uncertainty as to a litigation class being certified or the outcome of pending motions, appeals or proceedings. For those litigation and regulatory matters where the Company has information to develop an estimate or range of loss, the Company believes the upper end of the range of reasonably possible losses in aggregate, in excess of any reserves established for matters where a loss is considered probable, will not be material to its financial condition, results of operations or cash flows. The Company’s estimates are subject to significant judgment and uncertainties, and the matters underlying the estimates will change from time to time. Actual results may vary significantly from the current estimates.